Right of Use Asset and Operating Lease Liability (Tables)	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of right of use assets [Table Text Block]
	September 30, 2025	March 31, 2025

Cost	$13,148	$12,704
Accumulated amortization	(8,536)	(7,158)
Net carrying value	$4,612	$5,546

Schedule of lease liabilities [Table Text Block]
	September 30, 2025	March 31, 2025

Current	$2,841	$2,645
Non-current	1,963	3,095
	$4,804	$5,740

Schedule of weighted average discount rate and remaining lease term of lease liability [Table Text Block]
	September 30, 2025	March 31, 2025

Weighted average discount rate	6.00%	6.00%
Weighted average remaining lease term (in years)	2.03	2.42

Schedule of future minimum lease payments [Table Text Block]
	September 30, 2025	March 31, 2025

2026	$3,035	$2,900
2027	1,241	2,014
2028	809	981
2029	3	251
Total undiscounted lease liabilities	5,088	6,146
Interest on lease liabilities	(284)	(406)
Total present value of minimum lease payments	4,804	5,740
Lease liability - current portion	2,841	2,645
Lease liability	$1,963	$3,095

Schedule of components of lease costs [Table Text Block]
	Six months ended
	September 30, 2025	September 30, 2024

Variable lease costs (CPI adjustments)	$193	$130
Operating lease costs:
Depreciation of leased assets	1,308	1,171
Interest on lease liabilities	157	212
Total lease costs	$1,658	$1,513

Schedule of cash flows of lease liabilities [Table Text Block]
	Six months ended
	September 30, 2025	September 30, 2024

Cash flows from operating leases	$1,644	$1,391